EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED VALUE FUND

Supplement to Statement of Additional Information dated March 1, 2023

The following replaces the second paragraph and table under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2022 and in the Eaton Vance family of funds as of December 31, 2022. Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Tax-Managed Equity Asset Allocation Fund
Douglas R. Rogers	$100,000 - $500,000	Over $1,000,000
Tax-Managed Global Dividend Income Fund
Christopher Dyer	None	$1 - $10,000
Derek J.V. DiGregorio	None	$100,001 - $500,000
Tax-Managed Multi-Cap Growth Fund
Douglas R. Rogers	$100,001 - $500,000	Over $1,000,000
Tax-Managed Small-Cap Fund
Michael D. McLean	$10,001 - $50,000	$50,001 - $100,000
J. Griffith Noble	$1 - $10,000	$50,001 - $100,000
Tax-Managed Value Fund
Aaron S. Dunn	None	$500,001 - $1,000,000
Bradley T. Galko	None	$500,001 - $1,000,000

April 24, 2023